PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	As of December 31,
	2015	2016
	RMB	RMB
Buildings	843,434,718	1,429,839,237
Machinery and equipment	4,109,495,144	4,886,493,031
Motor vehicles	32,196,288	34,434,859
Furniture, fixture and office equipment	88,284,199	136,797,799
	5,073,410,349	6,487,564,926
Less: Accumulated depreciation	(1,731,339,034)	(2,028,991,593)
Less: Impairment	(35,263,789)	(51,439,373)
Subtotal	3,306,807,526	4,407,133,960
Construction in progress	459,628,038	331,547,393
Property, plant and equipment, net	3,766,435,564	4,738,681,353